Fair Value Measurements Nonrecurring Measurements (Details) - USD ($) $ in Millions											3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Mar. 17, 2019	Dec. 31, 2018	Jun. 30, 2018	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2017
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Other Asset Impairment Charges												$ 464	$ 1,915	$ 1,248
Impairment of equity-method investments												186	32	0
Northeast G And P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment															$ 1,100
Fair Value, Nonrecurring [Member] | Level 2 [Member] | Property, plant, and equipment, net [Member] | Other [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of property, plant, and equipment								$ 25
Fair Value, Nonrecurring [Member] | Level 2 [Member] | Assets Held For Sale [Member] | West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	$ 25											25
Fair Value, Nonrecurring [Member] | Level 2 [Member] | Investments [Member] | Northeast G And P [Member] | Pennant Midstream, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment			$ 11
Fair Value, Nonrecurring [Member] | Level 2 [Member] | Investments [Member] | Northeast G And P [Member] | Utica East Ohio Midstream, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment						$ 1,210
Fair Value, Nonrecurring [Member] | Level 3 [Member] | Property, plant, and equipment, net [Member] | Transmission And Gulf Of Mexico [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of property, plant, and equipment	22											22
Fair Value, Nonrecurring [Member] | Level 3 [Member] | Property, plant, and equipment, net [Member] | West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of property, plant, and equipment				$ 40	$ 0						$ 0
Fair Value, Nonrecurring [Member] | Level 3 [Member] | Property, plant, and equipment, net [Member] | Other [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of property, plant, and equipment									$ 32	$ 18
Fair Value, Nonrecurring [Member] | Level 3 [Member] | Property Plant And Equipment, Net And Intangible Assets, Net Of Accumulated Amortization [Member] | West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Property Plant And Equipment And Intangibles, Fair Value Disclosure							$ 470		439				470
Fair Value, Nonrecurring [Member] | Level 3 [Member] | Property Plant And Equipment, Net And Intangible Assets, Net Of Accumulated Amortization [Member] | Northeast G And P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Property Plant And Equipment And Intangibles, Fair Value Disclosure									21
Fair Value, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Northeast G And P [Member] | Laurel Mountain Midstream, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment		$ 242
Fair Value, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Northeast G And P [Member] | Utica East Ohio Midstream, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment							1,293						1,293
Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Level 2 [Member] | West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets	20
Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Level 2 [Member] | Other [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets								$ 66
Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets												19	0	23
Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Transmission And Gulf Of Mexico [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets	$ 354
Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets				$ 59	$ 12
Other Asset Impairment Charges							1,849		1,019
Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Other [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets									68	$ 23
Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Northeast G And P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Other Asset Impairment Charges									$ 115
Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Other Asset Impairment Charges												464	1,915	$ 1,248
Impairment Of Equity-Method Investments [Member] | Fair Value, Nonrecurring [Member] | Level 2 [Member] | Northeast G And P [Member] | Pennant Midstream, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments			$ 17
Impairment Of Equity-Method Investments [Member] | Fair Value, Nonrecurring [Member] | Level 2 [Member] | Northeast G And P [Member] | Utica East Ohio Midstream, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments						$ 74
Impairment Of Equity-Method Investments [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments												(1)
Impairment Of Equity-Method Investments [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Northeast G And P [Member] | Laurel Mountain Midstream, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments		$ 79
Impairment Of Equity-Method Investments [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Northeast G And P [Member] | Utica East Ohio Midstream, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments							$ 32				$ 74
Impairment Of Equity-Method Investments [Member] | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments												$ 186	$ 32
Measurement Input, Discount Rate [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Property Plant And Equipment, Net And Intangible Assets, Net Of Accumulated Amortization [Member] | West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Property Plant And Equipment And Intangibles Fair Value Inputs							8.50%		10.20%				8.50%
Measurement Input, Discount Rate [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Property Plant And Equipment, Net And Intangible Assets, Net Of Accumulated Amortization [Member] | Northeast G And P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Property Plant And Equipment And Intangibles Fair Value Inputs									11.10%
Measurement Input, Discount Rate [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Northeast G And P [Member] | Laurel Mountain Midstream, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Investments Fair Value Inputs		10.20%
Appalachia Midstream Services, LLC [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Northeast G And P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment		$ 102
Appalachia Midstream Services, LLC [Member] | Impairment Of Equity-Method Investments [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Northeast G And P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments		$ 17
Appalachia Midstream Services, LLC [Member] | Measurement Input, Discount Rate [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Northeast G And P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Investments Fair Value Inputs		9.00%